GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 18, 2013 Parkway [Member]	May 18, 2009 Parkway [Member]	Dec. 31, 2012 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
Accounting Policies [Line Items]
Proceeds from sale of business				$ 625			$ 750	$ 2,500
Fixed percentage of revenue					15.00%
Fair value of future consideration						359
Current assets of discontinued operations			135			135
Long-term asset of discontinued operations			224			224
Gain from discontinued operations	$ (273)	$ (105)